As filed with the Securities and Exchange Commission on August 22, 2005


                                                             File No. 333-126370

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __

                         Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)


                    PIONEER IBBOTSON ASSET ALLOCATION SERIES

               (Exact Name of Registrant as Specified in Charter)



                                 (617) 742-7825
                                 (Area Code and
                                Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126370) for Pioneer Ibbotson Asset Allocation Series, as filed with the Securities and Exchange Commission on August 19, 2005 (Accession No. 0001145443-05-001811) is hereby incorporated by reference into this filing.

                                     PART C

                                OTHER INFORMATION
                    PIONEER IBBOTSON ASSET ALLOCATION SERIES
    (On behalf of its series, Pioneer Ibbotson Aggressive Allocation Series,
                  Pioneer Ibbotson Growth Allocation Series and
                  Pioneer Ibbotson Moderate Allocation Series)

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Ibbotson Asset Allocation Series (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-114788 and 811-21569) as filed with the Securities and Exchange Commission on July 15, 2005 (Accession No. 0001288255-05-000003), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)         Agreement and Declaration of Trust                                             (1)

(1)(b)         Amended and Restated Declaration of Trust                                      (2)

(1)(c)         Amendment to Amended and Restated Agreement and Declaration of Trust           (5)

(2)            By-Laws                                                                        (2)

(3)            Not applicable

(4)            Form of Agreement and Plan of Reorganization                                   (8)

(5)            Reference is made to Exhibits (1) and (2) hereof

(6)(a)         Management Contract                                                            (2)

(6)(b)         Sub-Advisory Agreement between Pioneer Investment Management,
               Inc. and (5) Ibbotson Associates Advisors, LLC ("Ibbotson")

(6)(c)         Amendment to Sub-Advisory Agreement between Pioneer Investment Management,     (7)
               Inc. and Ibbotson

(6)(d)         Amended and Restated Expense Limitation Agreement                              (6)


(7)(a)         Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (2)

(7)(b)         Dealer Sales Agreement                                                         (2)

(8)            Not applicable

(9)            Custodian Agreement with Brown Brothers Harriman & Co. ("BBH")                 (2)

(10)(a)        Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Ibbotson Moderate       (2)
               Allocation Fund

(10)(b)        Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Ibbotson Growth         (2)
               Allocation Fund

(10)(c)        Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Ibbotson Aggressive     (2)
               Allocation Fund

(10)(d)        Class A Shares Distribution Plan for Pioneer Ibbotson Moderate Allocation      (2)
               Fund

(10)(e)        Class A Shares Distribution Plan for Pioneer Ibbotson Growth Allocation Fund   (2)

(10)(f)        Class A Shares Distribution Plan for Pioneer Ibbotson Aggressive Allocation    (2)
               Fund

(10)(g)        Class B Shares Distribution Plan for Pioneer Ibbotson Moderate Allocation      (2)
               Fund

(10)(h)        Class B Shares Distribution Plan for Pioneer Ibbotson Growth Allocation Fund   (2)

(10)(i)        Class B Shares Distribution Plan for Pioneer Ibbotson Aggressive Allocation    (2)
               Fund

(10)(j)        Class C Shares Distribution Plan for Pioneer Ibbotson Moderate Allocation      (2)
               Fund

(10)(k)        Class C Shares Distribution Plan for Pioneer Ibbotson Growth Allocation Fund   (2)

(10)(l)        Class C Shares Distribution Plan for Pioneer Ibbotson Aggressive Allocation    (2)
               Fund

(11)           Opinion of Counsel (legality of securities being offered)                      (6)



(12)           Form of opinion as to tax matters and consent                                  (8)

(13)(a)        Investment Company Service Agreement between the Registrant and Pioneer        (2)
               Investment Shareholder Services, Inc.

(13)(b)        Administration Agreement between the Registrant and Pioneer
               Investment (3) Management, Inc. (formerly, Pioneering Services
               Corporation)

(13)(c)        Administrative and Fund Accounting Agency Agreement between the Registrant     (7)
               and BBH

(13)(d)        Asset Allocation Administrative Agreement between the Registrant and BBH       (7)

(13)(e)        Form of Services Agreement for Class Y Shares                                  (8)

(14)           Consent of Independent Registered Public Accounting Firm                       (*)

(15)           Not applicable

(16)           Powers of Attorney                                                             (7)

(17)(a)        Code of Ethics - Pioneer                                                       (5)

(17)(b)        Code of Ethics - Ibbotson                                                      (5)

(17)(b)        Form of Proxy Card                                                             (6)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on April 23, 2004 (Accession no. 0001288255-04-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on August 6, 2004 (Accession no. 0001016964-04-000333).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on August 9, 2004 (Accession no. 0001016964-04-000353).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on February 28, 2005 (Accession no. 0001016964-05-000055).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on May 6, 2005 (Accession no.
0001016964-05-000218).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126370), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001510).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-effective Amendment No. 4 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on July 15, 2005 (Accession no. 0001288255-05-000003).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126370), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession no. 0001145443-05-001811).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 22nd day of August, 2005.

                                 Pioneer Ibbotson Asset Allocation Series

                                 /s/ Osbert M. Hood
                                 --------------------------------------

                                 Osbert M. Hood
                                 Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                              Title                  Date

/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 22, 2005
---------------------------
John F. Cogan, Jr.                    and President

/s/ Vincent Nave                      Chief Financial Officer,            August 22, 2005
---------------------------
Vincent Nave                          Principal Accounting Officer, and
                                      Treasurer
         *
---------------------------
Mary K. Bush                          Trustee
         *
---------------------------
David R. Bock                         Trustee
         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                                                        August 22, 2005
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee
         *
---------------------------
Steven K. West                        Trustee
         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                               August 22, 2005
         ------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.       Description

(14) Consent of Independent Registered Public Accounting Firm